Share-Based Compensation - PSUs movement (Details) - PSUs $ in Thousands		6 Months Ended
	Apr. 01, 2020 EquityInstruments	Jun. 30, 2020 USD ($) EquityInstruments
Number of awards
Granted during the period | EquityInstruments	496,742	496,742
Outstanding at end of the period | EquityInstruments		496,742
Weighted average contractual life
Weighted average contractual life		2 years 9 months
Aggregate fair value
Granted during the period | $		$ 1,744
Outstanding at the end of the period | $		$ 1,744